CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net income (loss)	$ (33,655,000)	$ (20,679,000)	$ (34,512,000)
Changes in operating assets and liabilities:
Net cash used in operating activities	(14,956,000)	(13,471,000)	(14,354,000)
Cash Flows from Financing Activities
Net cash provided by financing activities	14,444,000	9,825,000	18,406,000
Cash, cash equivalents and restricted cash at the beginning of the year	1,142,000	5,004,000	1,227,000
Cash, cash equivalents and restricted cash at the end of the year	581,000	1,142,000	5,004,000
Lamf Global Ventures Corp I [Member]
Cash Flows from Operating Activities
Net income (loss)	(3,488,613)	2,250,543
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest and dividends earned on investments held in the Trust Account	(5,193,564)	(3,940,174)
Change in fair value of derivatives	33,160
Advisory fee reimbursement write off	2,974,500
Non-redemption liability	587,145
Changes in operating assets and liabilities:
Prepaid expenses	170,045	274,162
Accrued expenses	4,127,502	788,828
Due to Sponsor		12,998
Net cash used in operating activities	(789,825)	(613,643)
Cash Flows from Investing Activities
Withdrawal from Trust Account upon redemption of 22,347,384 Class A Shares	235,015,086
Cash Flows from Financing Activities
Advance from Sponsor	650,000
Redemption of 22,347,384 Class A Shares	(235,015,086)
Net cash provided by financing activities	(234,365,086)
Net change in cash	(139,825)	(613,643)
Cash, cash equivalents and restricted cash at the beginning of the year	268,199	881,842
Cash, cash equivalents and restricted cash at the end of the year	128,374	268,199	$ 881,842
Non-Cash Financing and Operating
Reclassification of shares under non-redemption agreements	$ 415,544